Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 HKD ($)
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Comprehensive loss	$ 68,637	$ 175,914
Negative working capital	1,027,320	883,688
Foreign currency translation adjustment	$ 61,683	(73,921)
Percentage of lease term equals to or exceeds economic life of leased property	75.00%		75.00%	75.00%
Fair value of the lease property percentage	90.00%		90.00%	90.00%
Impairment of long-lived assets
Income tax likehood percentage	A tax position is measured at the largest amount of benefit that is greater than 50 percent likelihood of being realized upon ultimate settlement.
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member] | PRC [Member]
Cash and cash equivalents and other accounts receivable	$ 344,679	14,886
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member] | PRC [Member] | RMB [Member]
Cash and cash equivalents and other accounts receivable	$ 2,242,587	$ 103,350
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member] | Minimum [Member]
Original estimated useful life for land use rights	38 years
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member] | Maximum [Member]
Original estimated useful life for land use rights	70 years
Tang Dynasty Investment Group Limited [Member]
Comprehensive loss	$ 379,273
Negative working capital	2,964,976
Foreign currency translation adjustment	$ 136,129
Percentage of lease term equals to or exceeds economic life of leased property	75.00%		75.00%	75.00%
Fair value of the lease property percentage	90.00%		90.00%	90.00%
Impairment of long-lived assets
Maturity of time deposits	5 years
Income tax likehood percentage	A tax position is measured at the largest amount of benefit that is greater than 50 percent likelihood of being realized upon ultimate settlement.
Tang Dynasty Investment Group Limited [Member] | PRC [Member]
Cash and cash equivalents and other accounts receivable	$ 360,512
Tang Dynasty Investment Group Limited [Member] | PRC [Member] | RMB [Member]
Cash and cash equivalents and other accounts receivable | ¥			¥ 2,345,604
Tang Dynasty Investment Group Limited [Member] | Hong Kong [Member]
Cash and cash equivalents and other accounts receivable	626,309
Cash, FDIC insured amount	$ 63,998
Tang Dynasty Investment Group Limited [Member] | Hong Kong [Member] | HKD [Member]
Cash and cash equivalents and other accounts receivable				$ 4,893,226
Cash, FDIC insured amount				$ 500,000
Tang Dynasty Investment Group Limited [Member] | Minimum [Member]
Original estimated useful life for land use rights	38 years
Tang Dynasty Investment Group Limited [Member] | Maximum [Member]
Original estimated useful life for land use rights	70 years